BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS
BORROWINGS

20.    BORROWINGS

(a)   Short-term borrowings

	As of December 31,
	2020	2021
	RMB	RMB
Short-term borrowings	7,556,938,793	11,967,826,525
Long-term borrowings—current portion	681,591,988	1,371,540,168
Total short-term borrowings	8,238,530,781	13,339,366,693

The short-term borrowings outstanding as of December 31, 2020 and December 31, 2021 carried a weighted average interest rate of 3.56% and 3.28% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2021 were borrowings of RMB667,698,441, RMB166,023,340, and RMB2,844,905,047 which are denominated and repayable in EUR, JPY and USD, respectively.

Details of the Group’s short-term borrowings as of December 31, 2021 are:

Type of loan	As of December 31, 2021	Guarantee/Collateral
Credit loan	1,065,630,732		a)
Letter of credit loan	5,997,919,685		a)
	338,268,877	Guaranteed by JinkoSolar Holding	b)
	20,000,000	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
	99,055,301	Guaranteed by JinkoSolar Holding and Zhejiang Jinko	b)
	88,080,340	Guaranteed by JinkoSolar Holding and certain shareholders of the Group	b)
Guaranteed by	854,248,094	Guaranteed by Jiangxi Jinko	b)
subsidiaries of	46,223,825	Guaranteed by Jiangxi Jinko and Haining Jinko	b)
the Group and third	100,000,000	Guaranteed by Jiangxi Jinko and certain shareholders of the Group	b)
parties and/or	859,940,981	Guaranteed by Zhejiang Jinko	b)
collateralized on	688,534,968	Guaranteed by Jiangxi Heji Investment Co., Ltd	b)
the Group’s assets	163,154,163	Guaranteed by China Export & Credit Insurance Corporation	b)
	1,272,284,205	Financings associated with failed sale-leaseback transactions	c)
	1,746,025,522	Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group	d)
Total	13,339,366,693
a)	As of December 31, 2021, the Group had short-term bank borrowings of RMB1,065,630,732 credit loans, and RMB5,997,919,685 letter of credit loans. The remaining short-term bank borrowings of RMB6,275,816,277 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB338,268,877 guaranteed by JinkoSolar Holding, RMB20,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB99,055,301 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB88,080,340 guaranteed by JinkoSolar Holding and certain shareholders of the Group, RMB854,248,094 guaranteed by Jiangxi Jinko, RMB46,223,825 guaranteed by Jiangxi Jinko and Haining Jinko, RMB100,000,000 guaranteed by Jiangxi Jinko and certain shareholders of the Group,
RMB859,940,981 guaranteed by Zhejiang Jinko, RMB688,534,968 guaranteed by Jiangxi Heji Investment Co., LTD, and RMB163,154,163 guaranteed by China Export & Credit Insurance Corporation, respectively.
c)	As of December 31, 2021, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB1,484,167,300 under long-term borrowings, and RMB1,272,284,205 as current portion (Note 21).
d)	Borrowings of RMB177,053,189 collateralized on the bank deposits of Jiangxi Jinko, RMB236,645,834 collateralized on the account receivables of the Group, RMB264,036,976 collateralized on the account receivables and inventories of the Group, RMB1,068,289,523 collateralized on the Group’s certain building and equipment, including RMB551,124,000 which were also collateralized on the Group’s certain land use rights, RMB162,790,000 were also collateralized on the Group’s certain inventories.

In addition, included in these borrowings there were borrowings of RMB647,001,772 guaranteed by Jinkosolar Holding, RMB90,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB95,000,000 guaranteed by Jiangxi Jinko and Zhejiang Jinko, RMB438,766,924 guaranteed by Jiangxi Jinko, and RMB253,013,636 guaranteed by certain shareholders of the Group.

The net book value of the total collateralized accounts receivables, land use right, building, equipment, inventories, bank deposit was RMB726,035,715, RMB109,503,702, RMB279,568,871, RMB3,835,834,686, RMB1,749,007,002 and RMB99,433,930, respectively as of December 31, 2021.

Two subsidiaries of the Group had a revolving loan facility from WELLS FARGO BANK, NATIONAL ASSOCIATION as of December 31, 2020 and 2021. Obligations under the loan facility were secured by substantially all of the assets of the two subsidiaries, including account receivables, bank balances, inventories, property and plants etc. (“Pledged Assets”) as of December 31, 2020 and 2021, and the amount of available facilities is generally determined and updated from time to time based on certain percentage of the Pledged Assets balances. As of December 31, 2020 and 2021, no borrowings were drawn down from such revolving loan facility.

(b)   Long-term borrowings

	As of December 31,
	2020	2021
	RMB	RMB
Long-term bank borrowings	938,717,151	590,013,307
Long-term financings associated with failed sale-leaseback transactions	907,448,923	2,756,451,505
Other long-term borrowings	6,136,961,743	7,921,529,893
Less: Current portion of long-term borrowings	(190,243,717)	(99,255,963)
Less: Current portion of financings associated with failed sale-leaseback transactions	(491,348,271)	(1,272,284,205)
Total long-term borrowings	7,301,535,829	9,896,454,537

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
Year ended December 31
2022	1,371,540,169
2023	1,013,159,057
2024	1,950,722,831
2025	2,202,257,762
2026	3,981,444,540
Thereafter	748,870,346
Total	11,267,994,705

1)    Long-term bank borrowings

In 2016, the Group entered into a 10-year loan agreement with China Merchants Bank for a principle amount of RMB87,880,000 with the interest rate of 5.39%, which was repayable from February 2016 to January 2026. As of December 31, 2021, the total outstanding balances amounted to RMB42,411,907, including RMB9,329,593 due on December 31, 2022. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB150,315,786.

In 2018, the Group entered into a 14-year loan agreement with Inter-American Development Bank and Nederlandse Financierings-Maatschappij Voor Ontwikkelingslandeen N.V. for an aggregate amount of USD105,185,805 (RMB733,797,213). As of December 31, 2021, the Group has drawn down RMB419,041,065 (USD65,724,715), including RMB26,684,916 due on December 31, 2022. The interest rate is the aggregate of 5%~9% and LIBOR. The borrowing was pledged by all of the Group’s rights under the loan agreement and all current and future funds deposited in the designated bank account as well as all of the assets and shares with carrying amount of RMB682,105,885 as of on December 31, 2021 of certain project companies of the Group. As of December 31, 2021, the borrowing was reclassified as held-for-sale liabilities.

In 2019, the Group entered into an 8-year loan agreement with China Everbright Bank for a principle amount of RMB372,000,000 with the interest rate of 6.37%, which was repayable from September 2019 to July 2027. As of December 31, 2021, the total outstanding balances amounted to RMB255,753,331, including RMB41,313,330 due on December 31, 2022. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB664,363,082.

In 2019, the Group entered into a 2-year loan agreement with China CITIC Bank for a principle amount of RMB30,000,000 with the interest rate of 8.50%, which was due and payable in August 2021.

In 2020, the Group entered into a 2-year loan agreement with China Everbright Bank for a principle amount of RMB100,000,000 with the interest rate of 4.90%, which is due and payable in June 2022. The borrowing was guaranteed by Jiangxi Jinko and collateralized on the Group’s certain equipment with the net book value of RMB238,612,455. As of December 31, 2021, the Group recorded RMB98,000,000 under long-term borrowings in total.

In 2021, the Group entered into two separate 5-year loan agreements with Industrial Bank Co.,LTD. for a principle amount of RMB100,000,000 and RMB19,000,000 with the interest rate of 5.30% and 5.30%, respectively, which were repayable from December 2021 to December 2026. As of December 31, 2021, the total outstanding balances amounted to RMB119,000,000, including RMB5,190,000 due on December 31, 2022.

In 2021, the Group entered into a 3-year loan agreement with Deutsche Bank Co.,LTD. for a principle amount of USD11,739,585 (RMB74,848,069) with the interest rate of 1.92%, which was repayable from March 2022 to December 2024. As of December 31, 2021, the total outstanding balances amounted to RMB74,848,069, including RMB24,949,356 (USD3,913,195) due on December 31, 2022.

2)    Financings associated with failed sale-leaseback transactions

During the year ended December 31, 2020 and 2021, the Group sold certain machinery and equipment with total carrying amount of RMB583.0 million and RMB2,630 million to certain third parties (the “purchaser-lessors”) for a total consideration of RMB572.4 million and RMB3,334 million and simultaneously entered into contracts to lease back these assets from the purchaser-lessors for periods from one to six years. Pursuant to the terms of the contracts, the Group is required to pay to the purchaser-lessors quarterly lease payment over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the fair value of these equipment upon expiration of leasing period is most likely to be much higher than the repurchase price. Therefore, these lease transactions do not qualify as sale-leaseback transaction. Accordingly, the Group identified the transactions as financing arrangements and recorded as borrowings. As of December 31, 2021, the Group recorded RMB2,756,451,505 under long-term borrowings, including RMB1,272,284,205 as current portion.

3)    Other long-term borrowings

In the February 2018, Jiangxi Jinko, together with government background funds, established Jinko Sichuan. Cash capital injections with an aggregate amount of RMB1.3 billion had been made by the non-controlling shareholders through December 31, 2021. The Group controls and consolidates such entity in its financial statements. In October 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Sichuan and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 30% equity interests (the non-controlling interest) held by the government background funds upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB997,222,010 was derecognized, and the new loan liabilities was recorded at fair value of RMB1,113,842,449, with the difference recorded against additional paid-in-capital. In addition, in July, September and October 2021, the Jinko Sichuan received capital injection with the amount of RMB100,000,000, RMB150,000,000 and RMB50,000,000 from government background funds which bear a fixed annual return of 5.18%, and shall be repaid upon the fifth anniversary of the capital injection date. The Group recorded such capital injection as long-term borrowings. As of December 31, 2020 and 2021, the total outstanding balances amounted to RMB1,338,816,904 and RMB1,560,065,942, respectively.

In the second and third quarter of 2018, government background companies made capital injection with the amounted of RMB517 million into Haining Jinko. In the third quarter of 2019, to support developments of local enterprise, government background funds of Zhejiang province made investment into Haining Jinko as capital injections through limited partnership established together with Zhejiang Jinko. The total capital injection received from government funds in the year of 2019 amounted to RMB845.78 million. In the fourth quarter of 2020, the Group entered into supplementary investments agreement with government background funds, pursuant to which the government background funds will no longer participate in any business decision of Haining Jinko and enjoys fixed annual return within the range from 4.75% to 5.23% on their capital injections respectively. Additionally, the Group shall repurchase all the equity interests (the non-controlling interest) held by the government background funds upon the fifth or sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB1,164,120,720 was derecognized, and the new loan liabilities was recorded at fair value of RMB1,192,662,544 with the difference recorded against additional paid-in-capital. As of December 31, 2020 and 2021, the total outstanding balances amounted to RMB1,154,421,096 and RMB1,095,629,569, respectively.

In the September 2019, Jiangxi Jinko, together with government background funds, established Jinko Yiwu. Cash capital injections with an aggregate amount of RMB765 million had been made by the non-controlling shareholders through December 31, 2020. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Yiwu and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background funds upon the fifth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB778,531,455 was derecognized, and the new loan liabilities was recorded at fair value of RMB817,984,401, with the difference recorded against additional paid-in-capital. As of December 31, 2020 and 2021, the total outstanding balances amounted to RMB795,375,501 and RMB756,889,119, respectively.

In the December 2019, Jiangxi Jinko, together with a government background fund, established Jinko Chuzhou. Cash capital injections with an aggregate amount of RMB1.1 billion had been made by the non-controlling shareholder through December 31, 2021. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background fund, pursuant to which the government background fund will no longer participates in any business decision of Jinko Chuzhou and enjoys a fixed annual return of 4.35% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background fund. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB858,872,176 was derecognized, and the new loan liabilities was recorded at fair value of RMB845,754,728, with the difference recorded against additional paid-in-capital. In July and September 2021, Jinko Chuzhou received two 5-year loans with the amount of RMB150,000,000 and RMB100,000,000 from the government background fund which both bear a fixed annual return of 4.35%. As of December 31, 2020 and 2021, the total outstanding balances amounted to RMB833,242,979 and RMB1,024,734,418, respectively.

In September and October 2021, Rui Xu entered into two 5-year loan agreements with a government background company with the principle amount of RMB20,000,000 and RMB20,000,000 and the interest rate of 5.05% and 5.05%, respectively. As of December 31, 2021, the total outstanding balances amounted to RMB38,570,691.

In February 2020, Jiangxi Jinko entered into a 1.5-year loan agreement with Shangrao Changxi Trade Co., Ltd. (“Shangrao Changxi”) with the principle amount of RMB30,000,000 with the interest rate of 8.68%. The loan was repaid in October 2021.

In April 2020, Jiangxi Jinko, together with a government background fund, established Jinko ShangRao. The Group controls and consolidates such entity in its financial statements. Pursuant to the investment agreement entered by Jiangxi Jinko and the government background fund, the government background fund will provide its investment into Shangrao Jinko of RMB4.5 billion with the interest rate stipulated by bank for the corresponding period. Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the date of the investment agreement with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. Therefore, these government investments were accounted as loan liabilities.

In January 2021, Jinko Shangrao received a 5-year loan with the amount of RMB98,000,000 from the government background fund which bears a fixed annual return of 4.9%. In June 2021, to further support the development of Jinko Shangrao, the government background fund entered into agreement with Jiangxi Jinko to waive interests associated with the government loans during the period from January 1 to December 31, 2021. Considering the cash flow effect on a present value basis is less than 10 percent, the interest waiving is regarded as a modification of the government loan, and therefore, established a new effective interest based on the carrying value of the government loan and the revised cash flows since the modification date on June 25, 2021. No gain or loss was recorded in relation to the modification in 2021. As of December 31, 2020 and 2021, the total outstanding balances amounted to RMB1,902,000,000 and RMB2,016,736,125, respectively.

In July 2020, the Group entered into a 2-year loan agreement with Ping An International Financial Leasing Co., Ltd. for a principle amount of RMB49,263,158 which was repayable from July 2020 to July 2022. As of December 31, 2021, the total outstanding balances amounted to RMB18,473,684 and will be due and payable in July 2022. The borrowing was guaranteed by Jiangxi Jinko.

In July 2021, Haining Jinko entered into a 5-year loan agreement with a government background company with the principle amount of RMB690,000,000 and interest rate of LPR plus 10%. The loan will be repaid upon the fifth anniversary of the borrowing date. The borrowing was guaranteed by Jiangxi Jinko and Zhejiang Jinko. As of December 31, 2021, the total outstanding balances amounted to RMB690,000,000.

In October 2021, Anhui Jinko entered into a 6-year loan agreement with a government background company with the principle amount of RMB455,400,000 and interest rate of 5.58%. The loan will be repaid upon the sixth anniversary of the borrowing date. As of December 31, 2021, the total outstanding balances amounted to RMB433,702,026.

In October and December 2021, Yushan Jinko entered into a 6-year loan agreement with a government background company with the principle amount of RMB200,000,000 and RMB100,000,000 and interest rate of 4.90% and 4.90%, respectively. These loans will be repaid upon the sixth anniversary of the borrowing date. As of December 31, 2021, the total outstanding balances amounted to RMB286,728,319.